Stockholders' Deficit (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expected dividends	0.00%
Expected life of warrant	5 years
Warrants [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.40	$ 0.35
Expected dividends	0.00%	0.00%	0.00%
Expected volatility			69.70%
Expected volatility, minimum	62.63%	73.44%
Expected volatility, maximum	92.96%	91.54%
Risk free interest rate			1.35%
Risk free interest rate, minimum	1.64%	1.13%
Risk free interest rate, maximum	2.03%	1.39%
Expected life of warrant	5 years	5 years	5 years
Warrants [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.20
Warrants [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.30